T. ROWE PRICE Tax-Free Short-Intermediate Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
ALABAMA  2.7%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  8,225 8,329
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,738
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,335
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  10,000 10,176
39,578
ALASKA  0.4%
Alaska HFC, State Capital Project, Series A, 4.00%, 6/1/26  1,375 1,394
Alaska HFC, State Capital Project, Series A, 5.00%, 6/1/27  1,550 1,628
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/27  1,930 2,048
5,070
ARIZONA  1.5%
Arizona HFA, Banner Health, Series C, VRDN, 3.25%, 1/1/46  1,225 1,225
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/29  3,650 3,945
Arizona IDA, Sustainable Bonds, Series 2019A, 5.00%, 11/1/28  1,180 1,268
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  6,590 7,001
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 1,275 1,289
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 4,060 4,170
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  1,275 1,394
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/27  1,500 1,574
21,866
CALIFORNIA  5.2%
California, GO, 5.00%, 9/1/25  3,000 3,050
California, GO, 5.00%, 9/1/26  7,000 7,280
California, GO, 5.00%, 8/1/27  1,050 1,089
California, GO, 5.00%, 8/1/29  5,000 5,522
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,610 7,020
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.88%, 12/1/50 (Tender 6/1/26)  1,175 1,170
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  9,370 9,432

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Kaiser Permanente Revenue Bonds,
Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  4,015 4,436
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26 (1) 2,385 2,448
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,279
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/28  12,500 13,640
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
TSFR + 0.72%, 3.973%, 7/1/27  2,085 2,086
San Francisco City & County Airport Commission, San
Francisco International Airport, Series A, 5.00%, 5/1/29 (1) 3,500 3,745
San Francisco City & County Airport Commission, San
Francisco International Airport, Series C, 5.00%, 5/1/28 (1) 9,250 9,779
74,976
COLORADO  4.6%
Colorado, Series A, COP, 5.00%, 12/15/27  3,000 3,202
Colorado, Series A, COP, 5.00%, 12/15/28  9,205 10,000
Colorado HFA, Adventhealth Obligated, Series 2023A-1,
VRDN, 5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,664
Colorado HFA, Adventist Health System, Series 2018B, VRDN,
5.00%, 11/15/48 (Tender 11/20/25)  4,600 4,682
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 600
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 556
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  1,000 1,002
Colorado HFA, Commonspirit Health, Series B-2, VRDN,
5.00%, 8/1/49 (Tender 8/1/26)  8,870 9,042
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30 (1) 1,000 1,041
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29 (1) 8,000 8,577
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30 (1) 5,000 5,419
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/29 (1) 4,265 4,509
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/31 (1) 3,085 3,250
Denver City & County Airport System Revenue, Series B,
4.00%, 11/15/31  2,970 2,970
Denver City & County Airport System Revenue, Series B,
5.00%, 11/15/29 (1) 2,000 2,141
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (2) 2,500 2,145
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27 (3) 200 210
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28 (3) 200 214
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29 (3) 200 217
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30 (3) 300 329

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31 (3) 275 305
Regional Transportation Dist. Sales Tax Revenue, Series B,
5.00%, 11/1/33  2,000 2,113
Regional Transportation Dist. Sales Tax Revenue, Fastracks
Project, Series A, 5.00%, 11/1/27  2,500 2,666
66,854
CONNECTICUT  2.6%
Connecticut, Series A, GO, 5.00%, 4/15/29  3,000 3,155
Connecticut, Series D, GO, 5.00%, 9/15/26  1,775 1,845
Connecticut, Series D, GO, 5.00%, 9/15/27  1,000 1,063
Connecticut, Series D, GO, 5.00%, 9/15/28  1,000 1,083
Connecticut, Series E, GO, 5.00%, 9/15/26  1,255 1,305
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,269
Connecticut Special Tax Revenue, Special Tax Obligation
Bonds, Series A, 5.00%, 5/1/26  5,000 5,141
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48
(Tender 2/10/26)  2,500 2,488
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49  3,000 2,991
Connecticut State HEFA, Series B, VRDN, 5.00%, 7/1/49
(Tender 7/1/29)  7,115 7,703
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,435 2,424
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,323
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,918
37,708
DISTRICT OF COLUMBIA  3.0%
Dist. of Columbia, Series D, GO, 5.00%, 6/1/26  3,500 3,612
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/28  1,410 1,467
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/30  1,795 1,860
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/31  2,000 2,067
Dist. of Columbia, Income Tax Revenue, Series A, 5.00%,
3/1/26  5,000 5,139
Dist. of Columbia, Income Tax Revenue, Series C, 5.00%,
12/1/26  5,250 5,492
Dist. of Columbia, Water & Sewer Auth., Series A, 5.00%,
10/1/29  1,050 1,162
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/28 (1) 3,000 3,173
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/26 (1) 4,705 4,848
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 8,750 9,149

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29 (1) 5,000 5,353
43,322
FLORIDA  5.2%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,244
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,300 6,437
Broward County Airport System, Series A, 5.00%, 10/1/25 (1) 2,065 2,091
Broward County Airport System, Series A, 5.00%, 10/1/28 (1) 2,330 2,460
Broward County Airport System, Series B, 5.00%, 10/1/25 (1) 1,500 1,519
Broward County Airport System, Series B, 5.00%, 10/1/28 (1) 1,980 2,090
Broward County Airport System, Series C, 5.00%, 10/1/25 (1) 1,235 1,251
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,320
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  500 505
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (3) 2,750 2,899
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,822
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/27  10,000 10,570
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/30  6,180 6,521
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%,
6/1/31  9,065 9,156
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/29  750 829
Marion County School Board, COP, 5.00%, 6/1/27 (3) 1,000 1,048
Marion County School Board, COP, 5.00%, 6/1/28 (3) 2,750 2,934
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,002
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,002
Miami-Dade County Expressway Auth., Series B, 5.00%,
7/1/25 (4) 4,870 4,877
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 213
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,311
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 627
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 617
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  1,865 1,882
75,227
GEORGIA  5.2%
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,955 6,003
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,036

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Burke County Dev. Auth., Fifth Series Georgia Power Plant,
VRDN, PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,900 1,941
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,004
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,850 1,860
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/35  2,390 2,475
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/28  1,125 1,197
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/29  1,110 1,199
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/25  4,760 4,778
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 503
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,580
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 4,069
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  14,275 14,471
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,000 1,065
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53
(Tender 6/1/31)  1,690 1,820
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  6,985 6,985
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  15,750 15,971
Municipal Electric Auth. of Georgia, Project 1, Series 2016A,
5.00%, 1/1/28  2,000 2,057
Municipal Electric Auth. of Georgia, Project 1, Series 2024A,
5.00%, 1/1/28  1,885 2,002
Municipal Electric Auth. of Georgia, Project 1, Series 2024A,
5.00%, 1/1/29  600 647
74,663
HAWAII  0.4%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,656
Hawaii, Series FT, GO, 5.00%, 1/1/31  3,105 3,306
5,962
ILLINOIS  5.9%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/29 (1) 5,000 5,268
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 9,000 9,543
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (1) 3,000 3,207
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/26
(Prerefunded 1/1/25) (5) 2,020 2,023

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/29  1,565 1,593
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/30 (1) 2,000 2,054
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/31  4,910 5,470
Illinois, GO, 5.00%, 1/1/28  2,010 2,046
Illinois, GO, 5.00%, 2/1/29  4,520 4,680
Illinois, GO, 5.00%, 2/1/30  2,750 2,990
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,199
Illinois, Series A, GO, 5.00%, 3/1/28  2,145 2,269
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,353
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,696
Illinois, Series B, GO, 5.00%, 3/1/27  2,000 2,083
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,334
Illinois, Series B, GO, 5.00%, 5/1/29  2,000 2,152
Illinois, Series C, GO, 5.00%, 11/1/29  3,500 3,661
Illinois, Series D, GO, 5.00%, 7/1/25  4,920 4,969
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,700
Illinois Fin. Auth., Uchicago Medicine, Series B-1, VRDN,
5.00%, 8/15/52 (Tender 8/15/25)  3,000 3,021
Illinois Fin. Auth., Uchicago Medicine, Series B-2, VRDN,
5.00%, 8/15/52 (Tender 8/15/27)  4,645 4,847
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 839
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/26 (6) 1,320 1,359
85,356
IOWA  0.6%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  7,785 7,977
7,977
KENTUCKY  1.3%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 611
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 557
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,403
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  4,065 4,120
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,484
18,175
LOUISIANA  0.4%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels LLC
Project, VRDN, 1.00%, 12/1/51 (Tender 12/2/24) (1) 2,775 2,775

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 1,011
Louisiana Offshore Terminal Auth., Loop Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,620
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1) 250 250
5,656
MARYLAND  7.4%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,049
Baltimore County, Consolidated Public Improvement, Series A,
GO, 5.00%, 7/1/28  2,480 2,684
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  3,155 3,185
Harford County, Series B, GO, 5.00%, 7/1/26  2,000 2,073
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/27  5,110 5,431
Maryland, GO, 5.00%, 8/1/31  9,725 10,477
Maryland, Series 2017A, GO, 5.00%, 3/15/26  4,155 4,272
Maryland, Series 2020A, GO, 5.00%, 3/15/26  5,000 5,141
Maryland, Series A, GO, 5.00%, 3/15/27  2,280 2,401
Maryland, Series A, GO, 5.00%, 8/1/27  5,000 5,310
Maryland DOT, 4.00%, 11/1/29  1,235 1,235
Maryland DOT, Series A, 5.00%, 8/1/30 (1)(7) 725 782
Maryland DOT, Series A, 5.00%, 8/1/31 (1)(7) 715 778
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  6,990 7,183
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%,
1/1/25  1,000 1,001
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,280 1,301
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27  2,500 2,601
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 670
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,281
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-1, VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  3,435 3,438
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  12,315 12,779
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (5) 5,000 5,155
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (5) 2,585 2,665
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (5) 4,000 4,124

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County, Series A, GO, 5.00%, 8/1/27  2,000 2,124
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,563
Montgomery County, Series B, GO, 5.00%, 12/1/30  5,000 5,656
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,320 1,370
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,755 1,867
Univ. System of Maryland, Series A, 5.00%, 4/1/26  3,000 3,088
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 666
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/27  1,860 1,968
106,318
MASSACHUSETTS  0.8%
Massachusetts Housing Fin. Agency, Series A-3, 3.75%, 6/1/29  5,635 5,750
Massachusetts Housing Fin. Agency, Series B-3, 3.55%,
12/1/29 (8) 6,325 6,342
12,092
MICHIGAN  1.6%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25 (9) 1,855 1,871
Great Lakes Water Auth., Sewage Disposal System, Series B,
5.00%, 7/1/29  5,000 5,484
Great Lakes Water Auth., Water Supply System, Series D,
5.00%, 7/1/31  1,000 1,026
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 5,989
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,060 4,202
Michigan Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/24  995 995
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 864
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 780
Wayne County Airport Auth., Series F, 5.00%, 12/1/31 (1) 1,330 1,347
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 432
22,990
MINNESOTA  1.2%
Minneapolis-St. Paul Metropolitan Airports Commission,
Series B, 5.00%, 1/1/30 (1) 3,500 3,736
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 5,522
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 7,981
17,239
MISSOURI  1.0%
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%,
5/1/52 (Tender 5/1/28)  13,150 13,962
13,962

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NEBRASKA  0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,053
2,053
NEVADA  0.8%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 3,000 3,124
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (3) 650 649
Clark County School Dist., Series B, GO, 5.00%, 6/15/28 (3) 5,000 5,383
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  1,800 1,800
10,956
NEW JERSEY  4.1%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  1,150 1,227
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26  2,000 2,060
New Jersey Economic Dev. Auth., Transit Transportation
Project, Series A, 5.00%, 11/1/29  5,065 5,552
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25  1,405 1,407
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26  825 850
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,216
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/28  2,115 2,174
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/30  2,210 2,270
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,691
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/26  1,410 1,469
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/26  2,525 2,630
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  210 210
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  5,150 5,605
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/32  1,070 1,137
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  5,000 5,130
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  1,500 1,594
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/27  14,280 15,072
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,149
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,535 1,622
59,065

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NEW YORK  5.4%
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28 (Prerefunded 3/15/27) (5) 5,485 5,794
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51
(Tender 9/1/26)  1,250 1,199
Long Island Power Auth., Series B, VRDN, 3.00%, 9/1/49
(Tender 9/1/29)  6,900 6,821
New York City, Series A, GO, 5.00%, 8/1/30  2,500 2,798
New York City, Series C, GO, 5.00%, 8/1/27  5,000 5,305
New York City, Series E, GO, 5.00%, 8/1/29  5,000 5,508
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,082
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  1,925 1,938
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-1, 5.00%, 11/1/26  1,170 1,222
New York City Transitional Fin. Auth., Future Tax Secured,
Series D, 5.00%, 11/1/27  4,130 4,412
New York City Transitional Fin. Auth., Future Tax Secured,
Series E-3, VRDN, 3.25%, 2/1/45  5,000 5,000
New York City Transitional Fin. Auth., Future Tax Secured,
Series G-1, 5.00%, 5/1/28  4,500 4,859
New York State Housing Fin. Agency, Street Housing Revenue
Bonds, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  1,100 1,101
New York State Housing Fin. Agency, Sustainability Bonds,
VRDN, 3.80%, 11/1/62 (Tender 5/1/29)  5,000 5,020
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 865 866
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (1) 7,000 7,196
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 7,300 7,636
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (1) 2,350 2,454
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/28 (1) 7,675 8,142
78,353
NORTH CAROLINA  4.4%
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/28  650 701
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/29  800 879
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/30  850 950
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  6,990 7,784

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  11,720 12,607
Mecklenburg County, GO, 5.00%, 3/1/26  10,000 10,279
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,110 11,326
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/25  265 265
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/26  490 496
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  485 497
North Carolina Medical Care Commission, Retirement Fac.
First Meeting, 4.00%, 1/1/25  250 250
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  125 126
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/27  1,100 1,153
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/28  1,600 1,714
North Carolina, Public Improvement, Series A, GO, 5.00%,
6/1/31  1,500 1,609
Raleigh City, Combined Enterprise System Revenue,
Series 2023, 5.00%, 9/1/26  950 988
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/27 (1) 1,400 1,454
Wake County, Series 2021, GO, 5.00%, 4/1/29  5,000 5,494
Wake County, Series B, GO, 5.00%, 5/1/29  5,000 5,503
64,075
OHIO  1.3%
Allen County Hosp. Fac. Revenue, Series A, 5.00%, 8/1/30  4,260 4,522
Columbus, Series 2, GO, 5.00%, 8/15/26  945 981
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 200
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 151
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN,
2.75%, 1/1/52 (Tender 5/1/28)  1,850 1,819
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/26  7,000 7,230
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/27  3,000 3,170
18,073
OKLAHOMA  0.1%
Univ. of Oklahoma, Series A, 5.00%, 7/1/27 (4) 700 741
Univ. of Oklahoma, Series A, 5.00%, 7/1/28 (4) 1,025 1,106
1,847

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
OREGON  1.1%
Oregon, Series A, GO, 5.00%, 5/1/26  1,625 1,676
Oregon, Series A, GO, 5.00%, 5/1/27  3,000 3,168
Oregon, Series D, GO, 5.00%, 6/1/26  1,215 1,256
Oregon, Series D, GO, 5.00%, 6/1/27  2,650 2,804
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (1) 6,455 6,885
15,789
PENNSYLVANIA  1.4%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (1)(3) 1,400 1,482
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25  500 503
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 562
Bucks County IDA, 5.00%, 7/1/25  350 349
Bucks County IDA, 5.00%, 7/1/26  450 450
Bucks County IDA, 5.00%, 7/1/27  475 490
Butler County Hosp. Auth., 5.00%, 7/1/25  705 705
Pennsylvania Commonwealth, BID Group, GO, 5.00%, 8/15/30  5,000 5,602
Pennsylvania Commonwealth, BID Group, GO, 5.00%, 8/15/31  5,000 5,665
Philadelphia Airport, Series C, 5.00%, 7/1/26 (1) 1,080 1,109
Philadelphia Airport, Series C, 5.00%, 7/1/27 (1) 1,135 1,180
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (3) 2,500 2,579
20,676
PUERTO RICO  6.0%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (10) 6,800 7,165
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (10) 5,000 5,301
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (10) 1,250 1,305
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 20,333
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,740 12,666
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  5,581 6,220
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/27  450 467
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/29  850 905
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,898

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,743
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,424
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,535 4,656
87,083
RHODE ISLAND  0.1%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  415 416
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  450 453
869
SOUTH CAROLINA  1.0%
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,585 1,728
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  5,010 5,075
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,240 1,311
South Carolina Public Service Auth., Series A, 5.00%, 12/1/28  4,700 4,738
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29  1,700 1,833
14,685
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,015
1,015
TENNESSEE  1.0%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,570 1,660
Metropolitan Gov't. of Nashville & Davidson County Health &
Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,512
Metropolitan Gov't. of Nashville & Davidson County Health
& Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A,
5.00%, 7/1/28  3,000 3,210
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1) 690 717
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 1,000 1,053
14,152
TEXAS  9.1%
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 1,783
Austin Airport System, Series A, 5.00%, 11/15/26  545 568
Austin Airport System, Series B, 5.00%, 11/15/28 (1) 2,255 2,384
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,232

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,513
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,778
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,175
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,652
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,729
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/29  1,250 1,341
Central Texas Turnpike System, Series C, 5.00%, 8/15/31  3,500 3,911
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  1,000 1,082
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,019
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,018
Harris County, GO, 5.00%, 9/15/29  1,370 1,512
Harris County, Series A, GO, 5.00%, 9/15/29  1,790 1,975
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  11,705 12,125
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,554
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series B, 5.00%, 7/1/31  7,000 7,828
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 3.25%, 12/1/59  530 530
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,162
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
Series A, 5.00%, 10/1/29  3,250 3,569
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,440 2,552
Harris County Health Fac. Dev., Methodist Hosp., Series A-1,
VRDN, 3.25%, 12/1/41  500 500
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,270
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (3)(6) 6,000 5,810
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/27  2,500 2,662
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/29  1,500 1,654
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 700 700
Lower Colorado River Auth., Series A, 5.00%, 5/15/28 (3) 1,500 1,611
Midland Independent School Dist., GO, 5.00%, 2/15/30  1,500 1,668
North Texas Tollway Auth., Series A, 5.00%, 1/1/28
(Prerefunded 1/1/25) (5) 460 461
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25  1,140 1,141
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26  1,800 1,842

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,047
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(10) 500 489
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  3,260 3,333
Texas A&M Univ., Series A, 5.00%, 5/15/27  2,000 2,112
Texas A&M Univ., Series A, 5.00%, 5/15/28  1,000 1,077
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  9,725 9,974
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  2,500 2,539
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,456
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,486
Texas Transportation Commission, GO, 5.00%, 4/1/28  9,000 9,668
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  6,150 6,443
Texas Water Financial Assistance, Economically Distressed
Areas Program, Series C, GO, 5.00%, 8/1/28  3,345 3,612
130,547
UTAH  1.9%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,065
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,112
Intermountain Power Agency, Series A, 5.00%, 7/1/28  3,750 4,047
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27 (1) 2,030 2,110
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/29 (1) 2,000 2,098
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26 (1) 3,960 4,053
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 5,080 5,280
Salt Lake City Airport, Series A, 5.00%, 7/1/26 (1) 1,155 1,182
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (1) 2,000 2,130
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/27  1,000 1,060
Vineyard Redev. Agency, 5.00%, 5/1/27 (3) 615 644
26,781
VIRGINIA  7.0%
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,373
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 8,115
Chesapeake Hosp. Auth., Chesapeake Regional Medical
Center, 5.00%, 7/1/31  1,500 1,618
Fairfax County, Series A, GO, 5.00%, 10/1/29  2,930 3,076
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  5,670 5,967
Fairfax County IDA, Inova Health System, 5.00%, 5/15/32  5,000 5,701
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,499

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,166
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,751
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/27  3,425 3,658
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/28  3,260 3,553
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/29  1,000 1,110
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/34 (Prerefunded 8/1/26) (5) 4,335 4,490
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/26 (6) 4,850 4,998
Loudoun County, Series B, GO, 5.00%, 12/1/26  3,215 3,364
Louisa IDA, Series A, VRDN, 3.65%, 11/1/35 (Tender 10/1/27)  2,860 2,906
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,198
Virginia College Building Auth., Series A, 5.00%, 2/1/26  7,015 7,192
Virginia College Building Auth., Series A, 5.00%, 2/1/27  5,000 5,248
Virginia College Building Auth., Series A, 5.00%, 2/1/28  3,020 3,234
Virginia Housing Dev. Auth., Series E, 3.00%, 4/1/29  3,000 2,971
Virginia Housing Dev. Auth., Series H, 3.625%, 6/1/29 (8) 2,000 2,002
Virginia Housing Dev. Auth. Commonwealth Mortgage Bonds,
Series F, VRDN, 3.625%, 7/1/55 (Tender 4/1/26)  3,570 3,571
Virginia Public School Auth., Series A, 5.00%, 8/1/26  4,845 5,029
Virginia Small Business Fin. Auth., Senior Lien, 4.00%,
1/1/30 (1) 3,250 3,292
Wise County IDA, Virginia Electric & Power, Series A, VRDN,
3.80%, 11/1/40 (Tender 5/28/27)  3,000 3,054
101,136
WASHINGTON  3.4%
Energy Northwest, Series A, 5.00%, 7/1/27  5,120 5,282
Energy Northwest, Series A, 5.00%, 7/1/28  2,900 3,133
Energy Northwest, Series A, 5.00%, 7/1/30  2,000 2,236
Energy Northwest, Project 1, Series B, 5.00%, 7/1/27  3,500 3,701
Port of Seattle, Series B, 5.00%, 7/1/29 (1) 6,150 6,557
Port of Seattle, Series C, 5.00%, 8/1/28 (1) 3,000 3,172
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,183
Washington, Series C, GO, 5.00%, 2/1/28  5,000 5,357
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,207
Washington, Series R, GO, 4.00%, 7/1/26  5,000 5,100
Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.00%,
7/1/30  4,975 5,575
49,503
WISCONSIN  0.3%
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN,
3.20%, 4/1/48  800 800

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  3,500 3,788
4,588
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 4.67% (11)(12) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities  99.6%
(Cost $1,427,824) $ 1,436,238
Other Assets Less Liabilities 0.4% 5,417
Net Assets 100.0% $ 1,441,655
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by National Public Finance Guarantee Corporation
(3) Insured by Assured Guaranty Municipal Corporation
(4) Insured by Build America Mutual Assurance Company
(5) Prerefunded date is used in determining portfolio maturity.
(6) Escrowed to maturity
(7) Insured by Assured Guaranty Corporation
(8) When-issued security
(9) Insured by Financial Guaranty Insurance Company
(10) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,260 and represents 1.0% of net assets.
(11) Seven-day yield
(12) Affiliated Companies

T. ROWE PRICE Tax-Free Short-Intermediate Fund

3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
2/29/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F56-054Q3 11/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,436,237 $ — $ 1,436,237
Short-Term Investments 1 — — 1
Total $ 1 $ 1,436,237 $ — $ 1,436,238